Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 5	€ 0	€ 17	€ 5
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	11	11	12	15
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	69	104	71	166
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	1	7	2	10
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	1	0	1	1
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	1	0	0
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 86	€ 123	€ 102	€ 197